General information and statement of compliance with IFRS	12 Months Ended
Dec. 31, 2021
General information and statement of compliance with IFRS [Abstract]
General information and statement of compliance with IFRS
2	General information and statement of compliance with IFRS

Grupo TMM’s head office is located at Paseo de la Reforma N° 296 piso 19, Colonia Juárez, Alcaldía Cuauhtémoc, C.P. 06600, Mexico City. In addition, a significant portion of its maritime division activities is conducted at Calle 55 N° 2 Col. Electricistas C.P. 24120 Cd. del Carmen, Campeche.

Grupo TMM’s shares are listed on the Mexican Stock Exchange, where they trade under the symbol TMM A.  In the United States, Grupo TMM’s shares trade on the “Over-the-Counter’ (‘OTC’) market in the form of American Depositary Shares (‘ADSs’) under the symbol GTMAY.

Grupo TMM and its subsidiaries prepare their consolidated financial statements in accordance with International Financial Reporting Standards (‘IFRS’), as issued by the International Accounting Standards Board (‘IASB’), and these are presented in thousands of Mexican pesos. They have been prepared under the assumption that Grupo TMM operates on a going concern basis.

The Company has decided to present in its consolidated statements of income a subtotal of ‘Operating income’ which reconciles with the ‘Net profit for the year’ considering the items of ‘Comprehensive financing cost’ and ‘Income tax expense’; with regard to the subtotal of ‘Transportation loss’, the latter reconciles with the ‘Operating income’ considering the item ‘Other (expenses) income’.